Equity (Details 4) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Equity Abstract
Dividends reconciliation, beginning balance	$ 2,651
Translation adjustment	118
Payments, net of withholding taxes	(2,745)
Prescribed remuneration	(3)
Dividends reconciliation, ending balance	$ 21